S000074771 [Member] Shareholder Fees	Sep. 30, 2025 USD ($)
DoubleLine Shiller CAPE U.S. Equities ETF | DoubleLine Shiller CAPE U.S. Equities ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0